Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
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Cash and Cash Equivalents
11.	Cash and cash equivalents

	June 30,	December 31,
	2021	2020
	$’000	$’000
Cash in hand and at banks	42,081	97,757
Short term investment funds	—	4,000
Restricted cash	300	—

	42,381	101,757

The Group’s short term investment funds are highly liquid, redeemable within 90 days at a known amount of cash and are subject to an insignificant risk of change in value and therefore meet the definition of a cash equivalent.

19.	Cash and cash equivalents

	2020	2019
	$’000	$’000
Cash in hand and at banks	97,757	189,888
Short term investment funds	4,000	25,000

	101,757	214,888

The Group’s short term investment funds are highly liquid, redeemable within 90 days at a known amount of cash and are subject to an insignificant risk of change in value and therefore meet the definition of a cash equivalent.